Total
Growth and Income Portfolio
Fund Summary
Investment Objective
The fund seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These figures also do not reflect any fees or charges imposed by participating insurance companies under their Variable Annuity contracts (VA contracts) or Variable Life Insurance policies (VLI policies), and, if such fees and/or charges were included, the fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Growth and Income Portfolio		Growth and Income Portfolio - Initial Shares	Growth and Income Portfolio - Service Shares
Management fees		0.75%	0.75%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses		0.16%	0.16%
Total annual fund operating expenses		0.91%	1.16%
Fee waiver and/or expense reimbursement	[1]	(0.21%)	(0.21%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.70%	0.95%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until May 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding Rule 12b-1 fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .70%. On or after May 1, 2024, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not reflect fees and expenses incurred under VA contracts and VLI policies; if they were reflected, the figures in the Example would be higher. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Growth and Income Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Growth and Income Portfolio - Initial Shares	72	269	483	1,100
Growth and Income Portfolio - Service Shares	97	348	618	1,390

Expense Example No Redemption - Growth and Income Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Growth and Income Portfolio - Initial Shares	72	269	483	1,100
Growth and Income Portfolio - Service Shares	97	348	618	1,390

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 67.86% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests primarily in common stocks of domestic and foreign issuers. The fund's sub-adviser, Newton Investment Management North America, LLC, an affiliate of BNY Mellon Investment Adviser, Inc., seeks to create a portfolio for the fund that includes a blend of growth and dividend paying stocks, as well as other investments that provide income. The sub-adviser chooses stocks through a disciplined investment process that combines computer modeling techniques, bottom-up fundamental analysis and risk management. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics similar to those of the S&P 500® Index.

In selecting securities, the fund's sub-adviser seeks companies that possess some or all of the following characteristics: growth of earnings potential; operating margin improvement; revenue growth prospects; business improvement; good business fundamentals; dividend yield consistent with the fund's strategy pertaining to income; value, or how a stock is priced relative to its perceived intrinsic worth; and healthy financial profile, which measures the financial wellbeing of the company.

The fund's sub-adviser monitors the positions in the fund's portfolio, and considers selling a security if the company's business momentum deteriorates or valuation becomes excessive. The fund also may sell a security if an event occurs that contradicts the sub-adviser's rationale for owning it, such as deterioration in the company's financial fundamentals. In addition, the fund may sell a security if the sub-adviser determines a better investment opportunity emerges elsewhere, or if the sub-adviser changes the fund's industry or sector weightings.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Initial shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellon.com.

Performance information reflects the fund's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, policyowners should consider them when evaluating and comparing the fund's performance. Policyowners should consult the prospectus for their contract or policy for more information.

Year-by-Year Total Returns as of 12/31 each year (%)Initial Shares

Best Quarter Q2, 2020: 24.88% Worst Quarter Q1, 2020: -21.80%
Average Annual Total Returns (as of 12/31/22)
Average Annual Returns - Growth and Income Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Growth and Income Portfolio - Initial Shares	(14.81%)	10.42%	12.71%
Growth and Income Portfolio - Service Shares	(15.03%)	10.15%	12.43%
S&P 500® Index reflects no deductions for fees, expenses or taxes	(18.10%)	9.42%	12.55%